Net Income from Measurement of Financial Instruments at Fair Value through Profit or Loss - Summary of Net Income from Measurement of Financial Instruments at Fair Value through Profit or Loss (Detail) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	$ 1,261,206	$ 944,908
Gain from government securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	547,200	398,654
Gain from private securities [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	325,840	156,049
Gain from derivative financial instruments Forwards transactions [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	249,438
Gain from other financial assets [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	250,345	50,580
Gain from investment in equity instruments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	13,358	381,212
Loss from sales or derecognition of financial assets at fair value [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss	$ (124,975)
Loss from derivative financial instruments Forwards transactions [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Gains losses on financial assets at fair value through profit or loss		$ (41,587)